Prepayments and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2018
Prepayments and Other Receivables.
Prepayments and Other Receivables

	December 31,	December 31,
	2018	2017
	(€ in thousands)
Prepayments	645	1,991
Other receivables	899	73
	1,544	2,064